THE MAINSTAY GROUP OF FUNDS

MainStay Marketfield Fund

(the “Fund”)

Supplement dated February 27, 2015

to the Statement of Additional Information dated May 1, 2014

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

Effective April 1, 2015, with respect to Class A or Investor Class share investments of $1,000,000 or more in the Fund, the dealer may receive a commission of up to:

1.00% for $1,000,000 to $4,999,999

0.75% for $5,000,000 to $9,999,999

0.50% for $10,000,000 or more

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.